                                           UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION

                                        Washington DC 20549

                                             FORM 13F


                                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2008

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     11/05/2008
Signature                  City,  State          Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            62

Form 13F Information Table Value Total:    $1,849,175

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305     9176   194337  SH       SOLE                194337
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    43726   634992  SH       SOLE                634992
ENI SPONSORED ADR              ADR              26874R108      776    14655  SH       SOLE                 14655
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105    46285  1064994  SH       SOLE               1064994
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      20498   512439  SH       SOLE                512439
HEINEKEN NV ADR                ADR              2419176      19182   963580  SH       SOLE                963580
NOVARTIS AG ADR                ADR              66987V109     8241   155965  SH       SOLE                155965
SANOFI-AVENTIS ADR             ADR              80105N105    26284   799648  SH       SOLE                799648
SK TELECOM - ADR               ADR              78440P108   151413  8045317  SH       SOLE               7441017            604300
UNILEVER ( ul )                ADR              904767704    11199   411583  SH       SOLE                411583
UNILEVER (UN)                  ADR              904784709    47383  1682637  SH       SOLE               1682637
HONDA MOTOR CO LTD             COM              6435145      78547  2698700  SH       SOLE               2424700            274000
ACMAT CORP CLASS A             COM              004616207      843    51890  SH       SOLE                 51890
ALTRIA GROUP, INC.             COM              02209S103      562    28323  SH       SOLE                 28323
AMERICAN EXPRESS COMPANY       COM              025816109   259359  7320334  SH       SOLE               6625619            694715
AMERICAN NATIONAL INSURANCE CO COM              028591105    40550   469708  SH       SOLE                417299             52409
ANHEUSER-BUSCH COS. INC.       COM              035229103      986    15200  SH       SOLE                 15200
AT&T INC                       COM              00206R102     1114    39895  SH       SOLE                 39895
AVATAR HOLDINGS INC            COM              053494100    24081   729729  SH       SOLE                524979            204750
BERKSHIRE HATHAWAY INC DEL     COM              084670108    24161      185  SH       SOLE                   185
BURLINGTON NORTHERN SANTA FE C COM              12189T104    46183   499656  SH       SOLE                361499            138157
CINTAS CORP.                   COM              172908105     8499   296030  SH       SOLE                 47330            248700
COMCAST CORP - CLASS A         COM              20030N101      645    32850  SH       SOLE                 32850
COMCAST CORP SPECIAL CLASS A   COM              20030N200   112642  5712051  SH       SOLE               4218167           1493884
CONOCOPHILLIPS                 COM              20825c104      733    10000  SH       SOLE                 10000
DOW CHEMICAL COMPANY           COM              260543103      533    16760  SH       SOLE                 16760
EXXON MOBIL CORPORATION        COM              30231G102      228     2942  SH       SOLE                  2942
FEDERATED INVESTORS INC (PA.)  COM              314211103    26595   921831  SH       SOLE                829831             92000
FINISHMASTER                   COM              31787p108     1524    72560  SH       SOLE                 72560
FIRST LONG ISLAND CORP - NY    COM              320734106     2427   100088  SH       SOLE                100088
FISHER COMPANIES INC           COM              337756209      229     5824  SH       SOLE                  5824
G & K SERVICES INC             COM              361268105     7045   213168  SH       SOLE                120209             92959
GENERAL ELECTRIC CO            COM              369604103     2666   104555  SH       SOLE                104555
GENUINE PARTS CO               COM              372460105     1475    36670  SH       SOLE                 36670
HOME DEPOT INC                 COM              437076102   106123  4099004  SH       SOLE               3373829            725175
JEFFERIES GROUP INC. NEW       COM              472319102     6282   280450  SH       SOLE                183610             96840
KRAFT FOODS INC-A              COM              50075n104      391    11948  SH       SOLE                 11948
LEUCADIA NATIONAL CORP         COM              527288104    30053   661371  SH       SOLE                661371
MASCO CORP                     COM              574599106     1142    63640  SH       SOLE                 63640
MICROSOFT CORP                 COM              594918104      214     8000  SH       SOLE                  8000
NATIONAL WESTERN LIFE INS CO.( COM              638522102    26684   110231  SH       SOLE                110231
NORFOLK SOUTHERN CORP          COM              655844108    48928   738988  SH       SOLE                600933            138055
PHILIP MORRIS INTERNATIONAL    COM              718172109     1362    28323  SH       SOLE                 28323
PNC FINANCIAL SERVICES GROUP I COM              693475105    13452   180086  SH       SOLE                141890             38196
RAMCO GERSHENSON PROPERTIES TR COM              751452202     2494   111225  SH       SOLE                111225
RAYONIER INC                   COM              754907103    20142   425382  SH       SOLE                425382
SAGA COMMUNICATIONS            COM              786598102     1408   246940  SH       SOLE                246940
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      879    39840  SH       SOLE                 39840
SHERWIN WILLIAMS CO            COM              824348106      446     7800  SH       SOLE                  7800
TORCHMARK CORP                 COM              891027104    59039   987268  SH       SOLE                987268
TRANSATLANTIC HLDGS            COM              893521104    76445  1406538  SH       SOLE               1260214            146324
UNIFIRST CORP                  COM              904708104    67482  1566076  SH       SOLE               1211905            354171
URSTADT BIDDLE PROPERTIES INC. COM              917286106      253    15000  SH       SOLE                 15000
US BANCORP                     COM              902973304      256     7095  SH       SOLE                  7095
UST INC                        COM              902911106     1429    21475  SH       SOLE                 21475
VERIZON COMMUNICATIONS         COM              92343V104      366    11418  SH       SOLE                 11418
WAL-MART STORES INC            COM              931142103    77066  1286790  SH       SOLE               1135980            150810
WELLPOINT                      COM              94973v107    37364   798880  SH       SOLE                648130            150750
WELLS FARGO & COMPANY          COM              949746101    50709  1351169  SH       SOLE               1351169
COCA COLA FEMSA                COM              191241108   164257  3255201  SH       SOLE               3083701            171500
JOHNSON & JOHNSON              COM              478160104    28344   409116  SH       SOLE                409116
SUN-TIMES MEDIA GROUP INC-A    COM              86688Q100      375  2206892  SH       SOLE               2206892